OPERATING LEASES - Future Minimum Lease Payments (Details) - New Dragonfly - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
2022	$ 1,399	$ 1,357
2023	1,435	1,399
2024	1,440	1,435
2025	893	1,440
2026		893
Total lease payments	5,509	6,524
Less imputed interest	531	748
Total operating lease liabilities	$ 4,978	$ 5,776	$ 5,776	$ 983